                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment [ ]            Amendment Number: _____
This Amendment (Check only one): [ ]   is a restatement
                                 [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Venture Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of WS Ventures
       Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                   Dallas, Texas            August 14, 2006
-------------------------------------   (City, State)                 (Date)
(Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              79
Form 13F Information Table Value Total:        $121,980
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                           FORM 13F Information Table

                                                      Column 4:
                                                      ---------
                                                         Fair          Column 5:
                              Column 2:    Column 3:    Market   --------------------   Column 6   Column 7:        Column 8:
          Column 1:         -------------  ---------    Value    Shares or             ----------  ---------     Voting Authority
--------------------------     Title of      CUSIP        (x     Principal  SH/  Put/  Investment    Other    ---------------------
      Name of Issuer             Class       Number    $1,000)     Amount   PRN  Call  Discretion   Managers    Sole   Shared  None
--------------------------  -------------  ---------  ---------  ---------  ---  ----  ----------  ---------  -------  ------  ----
ADVANCE AUTO PARTS INC           COM       00751Y106       1000     34,600   SH           SOLE                 34,600
AMERICAN COMMERCIAL LINES
   INC                           COM       025195207       1970     32,700   SH           SOLE                 32,700
AMERICAN COMMERCIAL LINES
   INC                           PUT       025195957       1217     20,200   SH   PUT     SOLE                 20,200
AMERICAN EQUITY INVESTMENT       COM       025676206        658     61,700   SH           SOLE                 61,700
ANTIGENICS INC DEL               COM       037032109         95     44,800   SH           SOLE                 44,800
AURORA OIL & GAS CORP            COM       052036100        102     25,500   SH           SOLE                 25,500
BEA SYSTEMS INC                  COM       073325102        709     54,200   SH           SOLE                 54,200
BEARINGPOINT INC                 COM       074002106        989    118,200   SH           SOLE                118,200
BECKMAN COULTER INC              COM       075811109       6510    117,200   SH           SOLE                117,200
BRINK'S COMPANY                  COM       109696104       4436     78,640   SH           SOLE                 78,640
BRINK'S COMPANY                  PUT       109696954       1980     35,100   SH   PUT     SOLE                 35,100
BUILDING MATERIALS HOLDING       COM       120113105        240      8,600   SH           SOLE                  8,600
CALLIDUS SOFTWARE INC            COM       13123E500        561    106,200   SH           SOLE                106,200
CAM COMM SOLUTIONS INC           COM       131916108        738     33,600   SH           SOLE                 33,600
CAREER EDUCATION CORP            COM       141665109        389     13,000   SH           SOLE                 13,000
CEC ENTERTAINMENT INC            COM       125137109       3186     99,200   SH           SOLE                 99,200
CENTILLIUM COMM INC              COM       152319109        293    104,200   SH           SOLE                104,200
CHARLES & COLVARD LTD            COM       159765106        238     22,625   SH           SOLE                 22,625
CHATTEM INC                      COM       162456107        599     19,711   SH           SOLE                 19,711
CKE RESTAURANTS INC              COM       12561E105       6421    386,600   SH           SOLE                386,600
COMSTOCK RESOURCES INC         COM NEW     205768203       1302     43,600   SH           SOLE                 43,600
CONNS INC                        COM       208242107        300     11,300   SH           SOLE                 11,300
CONTANGO OIL & GAS CO          COM NEW     21075N204       5476    387,300   SH           SOLE                387,300
CORUS BANKSHARES INC             COM       220873103        513     19,600   SH           SOLE                 19,600
DELTA PETROLEUM CORP            CALL       247907907       1370     80,000   SH  CALL     SOLE                 80,000
DOLLAR THRIFTY AUTOMOTIVE
   GROUP                         COM       256743105       2686     59,600   SH           SOLE                 59,600
EXTREME NETWORKS INC             COM       30226D106        222     53,300   SH           SOLE                 53,300
FEDERATED DEPT STORES            COM       31410H101       3257     89,000   SH           SOLE                 89,000
FEDERATED DEPT STORES            PUT       31410H951        783     21,400   SH   PUT     SOLE                 21,400
FIRST ACCEPTANCE CORP            COM       318457108        816     69,272   SH           SOLE                 69,272

GAMESTOP CORP NEW                CLA       36467W109       6203    147,700   SH           SOLE                147,700
GENITOPE CORP                    COM       37229P507       2305    364,655   SH           SOLE                364,655
GENITOPE CORP                   CALL       37229P907        226     35,800   SH  CALL     SOLE                 35,800
GENTIVA HEALTH SERVICES
   INC                           COM       37247A102       7355    458,800   SH           SOLE                458,800
GLOBAL INDUSTRIES LTD            COM       379336100       1625     97,300   SH           SOLE                 97,300
GLOBAL PWE EQUIP GROUP INC       COM       37941P108        256     80,500   SH           SOLE                 80,500
GLOBETEL COMMUNICATIONS
   CORP                        COM NEW     37958F209        130    107,500   SH           SOLE                107,500
GTX INC DEL                      COM       40052B108        540     59,300   SH           SOLE                 59,300
HEADWATERS INC                   COM       42210P102        642     25,100   SH           SOLE                 25,100
HOLLY CORP                  COM PAR $0.01  435758305        877     18,200   SH           SOLE                 18,200
INTERNATIONAL DISPLAYWORKS
   INC                           COM       459412102        671    129,000   SH           SOLE                129,000
INVESTOOLS INC                   COM       46145P103        437     55,000   SH           SOLE                 55,000
LAIDLAW INTL INC                 COM       50730R102       9432    374,300   SH           SOLE                374,300
LAIDLAW INTL INC                CALL       50730R902        335     13,300   SH  CALL     SOLE                 13,300
METASOLV INC                     COM       59139P104        330    116,867   SH           SOLE                116,867
METRETEK TECHNOLOGIES INC        COM       59159Q107       1641     95,500   SH           SOLE                 95,500
MOBILITY ELECTRONICS INC         COM       60741U101        276     38,000   SH           SOLE                 38,000
MOVIE GALLERY INC                COM       624581104        104     16,700   SH           SOLE                 16,700
PACIFIC ETHANOL                  COM       69423U107        252     10,900   SH           SOLE                 10,900
PARALLEL PETROLEUM
   CORP-DEL                      COM       699157103       5153    208,542   SH           SOLE                208,542
PERVASIVE SOFTWARE INC           COM       715710109       2623    652,500   SH           SOLE                652,500
PHH CORP                       COM NEW     693320202        545     19,800   SH           SOLE                 19,800
POZEN INC                        COM       73941U102        732    104,000   SH           SOLE                104,000
QUEST RESOURCE CORP NEW        COM NEW     748349305        184     13,600   SH           SOLE                 13,600
QUINTANA MARITIME LTD            SHS       Y7169G109       1989    242,500   SH           SOLE                242,500
RETAIL VENTURES INC              COM       76128Y102       5236    293,800   SH           SOLE                293,800
ROCKY BRANDS INC                 COM       774515100       3282    154,450   SH           SOLE                154,450
SEPRACOR                        CALL       817315904       3554     62,200   SH  CALL     SOLE                 62,200
SFBC INTL INC                    COM       784121105        951     62,700   SH           SOLE                 62,700
SPECTRUM PHARMACEUTICALS
   INC                           COM       84763A108        301     77,300   SH           SOLE                 77,300
STAGE STORES INC               COM NEW     85254C305        485     14,700   SH           SOLE                 14,700
SUPPORT.COM INC                  COM       868587106        296     75,200   SH           SOLE                 75,200
SYNERON MEDICAL LTD            ORD SHS     M87245102        781     37,400   SH           SOLE                 37,400
TANDY LEATHER FACTORY INC        COM       97538X105        274     40,000   SH           SOLE                 40,000
TELIK INC                        COM       87959M109        277     16,800   SH           SOLE                 16,800
TELULAR CORP                   COM NEW     87970T208        429    213,190   SH           SOLE                213,190
TESORO PETROLEUM CORP            COM       881609101        818     11,000   SH           SOLE                 11,000
TRIAD HOSPITAL INC               COM       89579K109       6333    160,000   SH           SOLE                160,000
TRI VALLEY CORP                  COM       895735108        193     23,400   SH           SOLE                 23,400
TRI VALLEY CORP                 CALL       895735908         83     10,000   SH  CALL     SOLE                 10,000

TRUE RELIGION APPAREL INC        COM       89784N104        558     31,500   SH           SOLE                 31,500
TURBOCHEF TECHNOLOGIES INC     COM NEW     900006206        553     49,700   SH           SOLE                 49,700
TUT SYSTEMS                      COM       901103101         61     25,288   SH           SOLE                 25,288
URBAN OUTFITTERS                 COM       917047102       1843    105,400   SH           SOLE                105,400
USANA HEALTH SCIENCES INC        COM       90328M107        493     13,000   SH           SOLE                 13,000
US LEC CORP - CLA                CLA       90331S109        134     41,150   SH           SOLE                 41,150
VOLCOM INC                       COM       92864N101        208      6,500   SH           SOLE                  6,500
WCI COMMUNITIES INC              COM       92923C104        306     15,200   SH           SOLE                 15,200
WHITE ELECTRIC DESIGNS
   CORP                          COM       963801105        612    120,500   SH           SOLE                120,500